Property, plant and equipment, net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, net
Property, plant and equipment, gross	$ 9,688	$ 9,661
Accumulated depreciation	(5,716)	(5,528)
Total property, plant and equipment, net	3,972	4,133
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	204	240
Accumulated depreciation	(99)	(122)
Total capital lease assets, net	105	118
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	616	578	$ 549
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	3,568	3,573
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	142	171
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	5,620	5,624
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	62	69
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 500	$ 464